8. Income Taxes	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes

8.	Income Taxes

We file income tax returns in the United States federal jurisdiction and in various state and local jurisdictions. In the normal course of business, we are subject to examination by taxing authorities. The tax years ending 2017 through 2019 remain subject to examination for federal tax purposes and remain subject to examination in significant state tax jurisdictions. The Company has yet to file their income tax return for the year ended June 30, 2019.

As of June 30, 2019, the Company had federal and state net operating loss carry forwards of $818,000 that may be offset against future taxable income which will begin to expire in 2038 through 2041.

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended June 30, 2019 and 2018 is as follows:

	2019	2018
Current:
Federal	$–	$–
State	–	–
Foreign	–	–
	–	–
Deferred:
Federal	(165,038)	(6,716)
State	(45,852)	(1,866)
	(210,890)	(8,582)
Valuation allowance	210,890	8,582
Total provision for income taxes	$–	$–

Deferred income taxes reflect the net tax effects of: (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes; and (b) operating loss and tax credit carry-forwards. We record net deferred tax assets to the extent we believe these assets will more likely than not be realized. In making such determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. Significant components of deferred tax assets as of June 30, 2019 and 2018 were as follows:

	2019	2018
Net Operating Loss Carryforwards	$219,472	$8,582
Gross Deferred Tax Assets	219,472	8,582

Valuation Allowance	(219,472)	(8,582)
Net Deferred Tax Assets	$–	$–

Reconciliation of the statutory federal income tax to the Company's effective tax:

The difference in the effective rate and the statutory rate is due to permanent differences, primarily deductibility of penalties and interest on accrued payroll tax liabilities and the gains related to the expiration of the statute of limitations for accrued payroll tax liabilities.